Gains on Investment Securities and Dividends - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Net trading gains (losses)	¥ 2,290	¥ (65)	¥ 892